Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Tax Rates Reconciliation

The nature of the differences for the six months ended June 30, 2017 and 2016 were as follows:

	June 30, 2017	June 30, 2016
Expected federal income tax benefit	$(724,684)	$(798,000)
State income taxes after credits	(144,602)	(155,000)
Change in valuation allowance	869,286	953,000
Total provision for income taxes	$-	$-

The nature of the differences for the year ended December 31 were as follows:

	2016	2015
Expected federal income tax benefit	$(1,774,361)	$(1,200,378)
State income taxes after credits	(344,435)	(233,015)
Change in valuation allowance	2,118,795	1,442,900
Other	-	(9,507)
Total provision for income taxes	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The components of the net deferred tax assets and liabilities at June 30, 2017 and December 31, 2016 consisted of the following:

	June 30, 2017	December 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$4,325,989	$3,557,909
Stock-based compensation	326,585	213,181
Total deferred tax assets	4,652,574	3,771,090

Deferred tax liabilities:
Depreciation and amortization	(83,014)	(70,816)
Total deferred tax liabilities	(83,014)	(70,816)
Valuation allowance	(4,569,560)	(3,700,274)
Net deferred tax assets	$-	$-

The components of the net deferred tax assets and liabilities at December 31 consisted of the following:

	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$3,557,909	1,582,317
Stock-based compensation	213,181	61,050
Total deferred tax assets	3,771,090	1,643,367

Deferred tax liabilities:
Depreciation and amortization	(70,816)	(61,888)
Total deferred tax liabilities	(70,816)	(61,888)
Valuation allowance	(3,700,274)	(1,581,479)
Net deferred tax assets	$-	-